Nature of expenses - Corporate, administration and business development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Salaries, incentive pay, director fees and employee benefits	$ 7,376	$ 4,600
Stock compensation expense	4,721	4,163
Professional and consulting fees	5,502	2,307
Rent, insurance, information technology and other public company operating costs	2,356	1,704
Travel, tradeshows and sponsorships	2,199	900
Corporate, administration and business development	$ 22,154	$ 13,674